Related Party Balances and Transactions - Schedule of Amount Due to Related Parties-current (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties		¥ 82,948	$ 12,064	¥ 37,760
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[1]	43,178		32
Ordinary Shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	[2]	39,704		37,572
Others [Member]
Related Party Transaction [Line Items]
Amount due to related parties		¥ 66		¥ 156

[1]	The amount of RMB43,178 as of December 31, 2018 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.
[2]	The amount of RMB37,572 and RMB39,704 as of December 31, 2017 and 2018 primarily included the unpaid repurchase amount by the Group to its ordinary shareholders.